UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of Registered
Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact name of registrant as specified in charter)
1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2010

Date of reporting period: January 31, 2010

ITEM 1.  Reports to Stockholders.

Semi-Annual Report dated January 31, 2010

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

Semi-annual report for the six months ended January 31, 2010

The Tax-Exempt Fund of Maryland® seeks a high level of current income exempt from federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia® seeks a high level of current income exempt from federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2009 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	11.40%	2.11%	4.05%
The Tax-Exempt Fund of Virginia	8.37	2.46	4.27

The total annual Fund operating expense ratios were 0.70% for The Tax-Exempt Fund of Maryland and 0.68% for The Tax-Exempt Fund of Virginia for Class A shares as of July 31, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Funds’ investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights tables on pages 34 to 37 for details.
Results for other share classes can be found on pages 40 and 41.
All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings, which typically range from AAA (highest) to D (lowest), are generally issued by independent rating agencies and are designed to provide an indication of an issuer’s creditworthiness. Please see the Funds’ most recent statement of additional information for details. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the Funds.

Fellow shareholders:

Calendar year 2009 was unusually strong for the municipal bond market. For the one-year period ended January 31, 2010, The Tax-Exempt Fund of Maryland’s total return was 11.40% and The Tax-Exempt Fund of Virginia returned 8.96%. For the six-month reporting period ended January 31, 2010, the Maryland Fund’s share price rose from $14.95 to $15.43, producing a total return of 5.05%, and the Virginia Fund’s share price rose from $15.90 to $16.32, producing a total return of 4.50%, both with dividends reinvested.

During the six-month reporting period, the Maryland Fund paid income dividends of 27 cents a share, while the Virginia Fund’s dividends totaled 29 cents a share. The Maryland Fund’s six-month tax-exempt income return, with dividends reinvested, was 1.83% (3.66% annualized), equivalent to 3.29% (6.58% annualized) from a taxable investment if you are in the highest combined federal, state and local tax bracket of 44.45%. If you took your dividends in cash, your tax-free income return was 1.82% (3.64% annualized). The Virginia Fund’s tax-exempt income return for the period, with dividends reinvested, was 1.85% (3.70% annualized), which was equal to 3.12% (6.24% annualized) from a taxable investment if you are in the highest combined federal and state tax bracket of 40.75%. If you took your dividends in cash, your tax-free income return was 1.84% (3.68% annualized). Neither Fund paid capital gain distributions.

The national economy and financial markets

The nation’s financial system began returning to a more normal environment in the latter half of 2009. Federal government lending, guarantee and asset purchase programs helped restore confidence, substantially reducing the credit freeze and panic selling that took place in U.S. and global financial markets during late 2008 and early 2009. Stock and bond markets rallied strongly in 2009. The national economy has now experienced two straight quarters of growth in the gross domestic product after having fallen for the previous four quarters. However, unemployment remains high despite various government stimulus programs. Consumer and business spending remain restrained, and bank lending remains at a low level. Concern is also building in some circles that the federal deficit will ultimately lead to higher interest rates.

For periods ended January 31, 2010, with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland — Class A shares	11.40%	2.90%	4.60%
Lipper Maryland Municipal Debt Funds Average	14.48	3.11	4.94
The Tax-Exempt Fund of Virginia — Class A shares	8.96	3.24	4.76
Lipper Virginia Municipal Debt Funds Average	14.62	3.17	4.97

Maryland and Virginia economies

The recession has meant that nearly all states, including Maryland and Virginia, have had to confront budget shortfalls. In Maryland, Governor Martin O’Malley made budget reductions of $4.6 billion in the first three years of his administration. The O’Malley fiscal 2011 budget will further reduce spending below the previous year’s levels. In Virginia, which sets a two-year budget, Governor Bob McDonnell is expected to cut $4 billion out of the state’s 2010–2012 budget. In addition to budget cutting, both states have benefited from the federal 2009 stimulus legislation, which has cushioned their falling tax revenues. Both states continue to maintain triple-A ratings for their general obligation bonds, two of only seven states to hold the highest ratings.

Unemployment continued to rise in Maryland, reaching 7.4% in December 2009. Virginia’s unemployment rate has held relatively steady at 6.8% since the beginning of the reporting period. Both remain well under the national unemployment rate of 9.7% as of January 2010. Both states rank relatively high among all states for per-capita personal income.

The Funds’ portfolios

At this time a year ago, we reported to you about the unusual pattern taking place in which municipal bonds were trading at yields higher than U.S. Treasury securities. That pattern largely corrected itself over the course of 2009 as the yields on intermediate and longer term U.S. Treasury securities increased over the course of the year, although municipal bonds are still trading at yields at the high end of the normal range relative to U.S. Treasury securities.

Both Funds have sought to increase yield incrementally by adding longer maturities and focusing on double-A- and single-A-rated issues. Both portfolios maintain over 60% of their assets in triple-A- and double-A-rated bonds.

Going forward

Looking ahead, the economy remains on somewhat uncertain footing. While the recovery appears to be stable, high unemployment and large budget deficits remain issues. In addition, the Federal Reserve has signaled that it will eventually begin raising interest rates to combat any potential inflation in the economy. As a result, our portfolio counselors are proceeding cautiously.

Katherine D. Ortega, who served as an independent trustee for seven years, reached the Trust’s mandatory retirement age and retired from the board in December. Ms. Ortega, Treasurer of the United States in the 1980s, was the Funds’ audit committee financial expert as well as co-chair of the audit committee. We thank her for her leadership and many contributions to the Funds.

At the Trust’s shareholder meeting on November 24, 2009, two new independent trustees were elected. They are Nariman Farvardin, who serves as senior vice president and provost at the University of Maryland; and Donald L. Nickles, who is chairman of The Nickles Group (a consulting and business venture firm), which he began upon his retirement after 24 years of service as a United States senator from Oklahoma.

As always, we are pleased to hear your comments and questions.

Sincerely,

James H. Lemon, Jr.
Vice Chairman of the Board

Jeffrey L. Steele
President

March 17, 2010

Investment highlights at January 31, 2010	The Tax-Exempt Fund of Maryland	The Tax-Exempt Fund of Virginia
6-month total return
(income plus capital changes, with dividends reinvested)	5.05%	4.50%
12-month total return
(income plus capital changes, with dividends reinvested)	11.40	8.96
12-month tax-exempt distribution rate
(reflecting 3.75% maximum sales charge)	3.44	3.42
12-month taxable equivalent distribution rate*
(assuming a 44.45% maximum combined federal, state and local tax rate for Maryland and a 40.75% maximum combined federal and state tax rate for Virginia)	6.19	5.77
Annualized SEC 30-day tax-exempt yield
(reflecting 3.75% maximum sales charge)	2.64	2.71
Annualized SEC 30-day taxable equivalent yield*
(assuming a 44.45% maximum combined federal, state and local tax rate for Maryland and a 40.75% maximum combined federal and state tax rate for Virginia)	4.75	4.57
*Based on 2009 federal and Maryland or Virginia tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phaseout of itemized deductions that are applicable to certain taxable income levels. Some or all of Maryland and Virginia state and local taxes may be deductible from a taxpayer’s federal taxable income, so the effective combined tax rate paid by Maryland or Virginia residents may be lower. The lower the effective tax rate, the lower the taxable equivalent yield or distribution rate.

For current yield information, please call 800/421-0180.

The Funds’ 30-day yields for Class A shares as of February 28, 2010, calculated in accordance with the Securities and Exchange Commission formula, were 2.56% for The Tax-Exempt Fund of Maryland and 2.71% for The Tax-Exempt Fund of Virginia. (For investors in the 44.45% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 4.61% for The Tax-Exempt Fund of Maryland and 4.57% for The Tax-Exempt Fund of Virginia.) The Funds’ distribution rates for Class A shares as of that date were 3.40% and 3.40%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

For current information about the Funds, visit americanfunds.com.

The Tax-Exempt Fund of Maryland

Summary investment portfolio January 31, 2010                                                                                                unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets
Aaa/AAA	39.0%
Aa/AA	21.8
A/A	14.7
Baa/BBB or less	20.2
Short-term securities and other assets less liabilities	4.3

Maturity diversification† :	Percent of net assets
Under a year	11.1%
1 to 5 years	23.8
5+ to 10 years	43.5
10+ to 20 years	9.6
20+ to 30 years	11.8
30+ years	0.2

Average life 8.56 years

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts.
†Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 95.69%	Principal amount (000)	Value (000)	Percent of net assets
Maryland — 89.43%
State Issuers — 47.63%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, AMT:
Series 2006-F, 6.00% 2039	$2,780	$ 2,878
Series 2001-H, 5.20% 2022	900	903
Series D, 4.65% 2022	1,000	1,003
Series I, 6.00% 2041	1,450	1,480	1.64%
Econ. Dev. Corp.:
Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25%–5.50% 2012–2015	4,500	4,861	1.27
Student Housing Rev. Bonds (Towson University Project), Series 2007-A:
5.25% 2037	3,265	2,898
5.25% 2024	1,000	960	1.01
Student Housing Rev. Bonds (University of Maryland), College Park Projects, Series 2008:
5.80% 2038	3,000	2,979
5.875% 2043	1,000	1,007
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020–2026	3,000	2,910
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured:
5.25% 2011	3,355	3,545
5.375% 2015	2,190	2,309	3.34
G.O. Bonds, State and Local Facs.:
Loan of 2007, Second Series, 5.00% 2010	4,000	4,097
Loan of 2008, Second Series, 5.00% 2021	2,000	2,283
Loan of 2009, Third Series A, 5.00% 2021	2,000	2,319
Second Series B, 5.00% 2020	3,000	3,495
Loan of 2003, First Series A, Capital Improvement Bonds, 5.25% 2016	1,500	1,772
Loan of 2008, Second Series, 5.00% 2023	2,000	2,255
Loan of 2009:
First Series A, 5.00% 2024	1,000	1,108
Third Series C, Ref. Bonds, 5.00% 2020	750	886	4.77
Health and Higher Educational Facs. Auth.:
Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,332
Rev. Ref. Bonds (Johns Hopkins University Issue):
Series 2002-A, 5.00% 2032	1,000	1,013
Series 2001-A, 5.00% 2011–2013	2,000	2,126	1.43
Rev. Bonds:
LifeBridge Health Issue:
Series 2004-A:
5.00% 2014 (escrowed to maturity)	2,450	2,824
5.00%–5.25% 2012–2018	2,000	2,259	1.33
Series 2008, Assured Guaranty insured:
5.00% 2020	2,710	2,884
4.75%–5.00% 2028–2038	2,000	2,013	1.28
Mercy Medical Center Issue, Series 2007-A, 5.00% 2032	4,000	3,681
Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,410	1,547	1.37
Rev. Bonds:
Mercy Ridge Issue:
Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,328.61
Series 2007:
4.75% 2034	3,590	3,178
4.50% 2022–2035	2,065	1,858	1.32
Peninsula Regional Medical Center Issue, Series 2006:
5.00% 2036	4,000	4,041
5.00 2016–2021	2,200	2,357	1.68
University of Maryland Medical System Issue:
Series 2006-A, 5.00% 2036	2,000	1,971
Series 2010, 5.00%–5.25% 2024–2034	2,240	2,273	1.11
Health and Higher Educational Facs. Auth.: (continued)
Rev. Ref. Bonds (MedStar Health Issue), Series 2004:
5.75% 2016	3,500	3,796
5.00%–5.75% 2013–2033	5,345	5,819	2.52
Dept. of Transportation:
Consolidated Transportation Bonds:
Series 2002, 5.50% 2017	2,000	2,392
Series 2003:
5.25% 2014	4,000	4,705
5.00% 2015	1,500	1,743
Series 2004, 5.00% 2018	1,000	1,101
Series 2007, 4.00% 2018	1,630	1,762
Series 2008, 5.00% 2018–2020	3,000	3,438	3.96
Transportation Auth.:
Grant and Rev. Anticipation Bonds:
Series 2007, 5.00% 2019	2,500	2,826
Series 2008:
5.25% 2018	4,000	4,726
5.25% 2020	1,000	1,174	2.28
Transportation Facs. Projects Rev. Bonds:
Series 2007, FSA insured, 5.00% 2021	3,000	3,358
Series 2008:
5.00% 2023	3,140	3,475
5.00% 2020–2022	2,545	2,858
Series 2009-A, 5.00% 2020–2021	2,000	2,276	3.13
University System, Auxiliary Fac. and Tuition Rev. Bonds:
Ref. Series 2009-D, 4.00% 2020	2,000	2,125
Series 2001-B, 4.00% 2013	1,000	1,036
Series 2005-A, 5.00% 2018	2,000	2,218
Series 2008-A, 5.00% 2022	1,500	1,683
Series 2009-A, 4.00% 2022	1,000	1,042	2.12
Other securities		43,762	11.46
		181,948	47.63

City & County Issuers — 41.80%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-A, 5.35% 2034	1,969	1,595
Series 2005-B, 4.75% 2034	2,960	2,219	1.00
Anne Arundel County, G.O. Bonds:
Consolidated General Improvements:
Series 2008, 5.00% 2018	2,250	2,631
Ref. Series 2006, 5.00% 2017	1,590	1,824
Series 2005 5.00% 2016	1,500	1,710
Series 2009, 4.00% 2018–2020	1,990	2,148
Consolidated Golf Course Project, Series 2005, 5.00% 2018–2021	2,515	2,771
Series 2002, 5.25% 2012	1,000	1,096	3.19
Baltimore County:
G.O. Bonds:
Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	$3,000	3,334
Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,607	1.29
Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,699
Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,060
Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,176	1.82
Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A:
5.00% 2022	2,600	2,541
5.00% 2037	2,000	1,751	1.12
Mayor and City Council of Baltimore:
G.O. Consolidated Public Improvement Bonds, Series 2008-A:
5.00% 2020	2,315	2,633
5.00% 2021	1,280	1,447	1.07
Project and Rev. Ref. Bonds (Water Projects):
Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,544
Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,281
Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	1,026	1.27
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,207.84
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026–2027	2,250	2,489
Frederick County:
G.O. Public Facs. Bonds of 2008:
5.00% 2021	2,005	2,276
5.00% 2024	2,545	2,830
5.00% 2022	1,000	1,126
G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,206	2.60
Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025	3,000	3,000
Series 2004-B, 5.95%–6.25% 2030	1,908	1,801	1.26
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group):
Series 2006-A:
5.125% 2036	3,420	2,827
5.125% 2026	1,000	901
Series 2009–B, 6.00% 2023	1,750	1,760	1.44
Howard County:
G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,378
G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	858	1.11
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,165.83
Montgomery County:
G.O. Consolidated Public Improvement Bonds:
Series 2008-A, 5.00% 2018	5,040	5,918
Series 2001-A, 5.25% 2015	2,000	2,169	2.12
Housing Opportunities Commission, Multi-family Housing Dev. Bonds:
Series 2004-A, 4.65% 2030	2,670	2,641
Series 2007-A, AMT, 4.55%–4.70% 2027–2037	4,115	3,820	1.69
Rev. Bonds (Dept. of Liquor Control), Series 2009-A:
5.00% 2026	3,010	3,253
5.00% 2027–2028	2,990	3,204	1.69
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,522.66
Prince George’s County:
G.O. Consolidated Public Improvement Bonds
Series 2003-A, 5.00% 2019 (preref. 2013)	2,000	2,289.60
G.O. Consolidated Public Improvement Bonds
Series 2007-A, 5.00% 2021	3,500	3,925
G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,105	1.32
Special Obligation Bonds (National Harbor Project), Series 2004:
5.20% 2034	3,500	2,972
4.70% 2015	1,900	1,880	1.27
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	2,921.76
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties:
Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,509
G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,845
G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,168	1.45
G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,165.83
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,530.66
Other securities		37,924	9.91
		159,677	41.80

District of Columbia — 1.15%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025–2028	4,000	4,376	1.15

Puerto Rico — 4.35%
Electric Power Auth.:
Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,000
Power Rev. Ref. Bonds:
Forward Delivery, Series QQ, XLCA insured, 5.50% 2015	1,000	1,088
Series UU, FSA insured, 0.688% 20291	1,500	1,063
Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,042	1.10
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,959	1.30
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds:
Series 2010-A, 5.375% 2039	1,500	1,481
Series 2007-A, FGIC-National insured, 0% 2040	4,000	641
Series 2009-A, 5.00% 2018	2,000	2,147	1.12
Other securities		3,184.83
		16,605	4.35

Virgin Islands — 0.76%
Other securities		2,909.76

Total bonds & notes (cost: $363,765,000)		365,515	95.69

Short-term securities — 3.90%
Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue), Series 2008, 0.19% 2035(1)	5,500	5,500	1.44
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.23% 2026(1)	5,450	5,450	1.43
Other securities		3,930	1.03

Total short-term securities (cost: $14,880,000)		14,880	3.90

Total investment securities (cost: $378,645,000)		380,395	99.59
Other assets less liabilities		1,572.41

Net assets		$381,967	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at January 31, 2010		unaudited
		(dollars in thousands)
Assets:
Investment securities, at value (cost: $378,645)		$380,395
Cash		438
Receivables for:
Sales of investments	$1,496
Sales of Fund’s shares	793
Interest	3,766	6,055
		386,888
Liabilities:
Payables for:
Purchases of investments	3,390
Repurchases of Fund’s shares	859
Dividends on Fund’s shares	320
Management services	112
Services provided by affiliates	188
Trustees’ deferred compensation	24
Other	28	4,921
Net assets at January 31, 2010		$381,967

Net assets consist of:
Capital paid in on shares of beneficial interest		$385,717
Undistributed net investment income		225
Accumulated net realized loss		(5,725)
Net unrealized appreciation		1,750
Net assets at January 31, 2010		$381,967

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (24,754 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$301,228	19,522	$15.43
Class B	8,894	576	15.43
Class C	38,393	2,488	15.43
Class F-1	21,606	1,400	15.43
Class F-2	11,846	768	15.43

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.03.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2010		unaudited
		(dollars in thousands)
Investment income:
Income:
Interest		$ 7,858
Fees and expenses*:
Investment advisory services	$368
Business management services	288
Distribution services	624
Transfer agent services	39
Administrative services	33
Reports to shareholders	17
Registration statement and prospectus	31
Trustees’ compensation	17
Auditing and legal	6
Custodian	1
State and local taxes	—†
Other	24	1,448
Net investment income		6,410

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		19
Net unrealized appreciation on investments		11,447
Net realized gain and unrealized appreciation on investments		11,466
Net increase in net assets resulting from operations		$17,876

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2010*	Year ended July 31, 2009
Operations:
Net investment income	$6,410	$12,835
Net realized gain (loss) on investments	19	(4,858)
Net unrealized appreciation (depreciation) on investments	11,447	(276)
Net increase in net assets resulting from operations	17,876	7,701

Dividends paid or accrued to shareholders from net investment income	(6,392)	(12,757)

Net capital share transactions	18,471	21,293

Total increase in net assets	29,955	16,237

Net assets:
Beginning of period	352,012	335,775
End of period (including undistributed net investment income: $225 and $207, respectively)	$381,967	$352,012

*Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2010                                                                                                   unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets
Aaa/AAA	35.2%
Aa/AA	34.8
A/A	13.9
Baa/BBB or less	12.2
Short-term securities and other assets less liabilities	3.9

Maturity diversification† :	Percent of net assets
Under a year	6.6%
1 to 5 years	22.0
5+ to 10 years	54.2
10+ to 20 years	11.6
20+ to 30 years	5.1
30+ years	0.5

Average life 7.94 years

* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s investment analysts.
† Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 96.14%	Principal amount (000)	Value (000)	Percent of net assets
Virginia — 84.10%
State Issuers — 33.92%
College Building Auth.:
Educational Facs.:
21st Century College and Equipment Programs:
Rev. Ref. Bonds, Series 2009-E-2, 5.00% 2023	3,000	$ $3,483
Rev. Bonds, Series 2009-A, 5.00% 2025–2029	2,500	2,743	1.36%
Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A:
5.00% 2028	2,500	2,709
5.00% 2016–2020	1,685	1,932	1.01
Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,587.78
G.O. Bonds:
Series 2006-B, 5.00% 2014	2,000	2,317
Series 2008-B:
5.00% 2020	2,000	2,300
5.00% 2022	2,000	2,268	1.50
Housing Dev. Auth., Commonwealth Mortgage Bonds, AMT:
Series 2007-A:
Subseries A-1, 4.90% 2020	3,200	3,285
Subseries A-5, 5.20%–5.60% 2021–2026	4,000	4,193
Series 2004-A-1, 4.00% 2015	1,300	1,293
Series 2007-B, 4.75% 2032	2,000	1,899	2.32
Port Auth., AMT:
Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002:
5.00% 2013	3,700	3,994
5.00% 2012	1,000	1,073
Series 2006, FSA insured, 5.50% 2015	2,885	3,189
Series 2005-A, FSA insured, 5.25% 2020	1,000	1,032
Port Facs. Rev. Bonds, Series 2006, FGIC-National insured, 4.75% 2031	1,000	936
Port Facs. Rev. Ref. Bonds, Series 2007, FSA insured, 5.00% 2027	1,000	1,010	2.45
Public Building Auth.:
Public Facs. Rev. Bonds:
Series 2009-B:
5.00% 2024	3,000	3,357
5.00% 2027–2029	2,500	2,742
Series 2005-C, 5.00% 2015	1,000	1,161
Public Facs. Rev. Ref. Bonds, Series 2005-A:
5.00% 2017	2,680	3,011
5.00% 2015	1,000	1,161	2.49
Public School Auth., School Fncg. Bonds (1997 Resolution):
Ref. Series 2005-A, 5.25% 2017	1,000	1,181
Ref. Series 2005-B, 5.25% 2017	1,000	1,181
Ref. Series 2009-A, 5.00% 2019	1,000	1,162
Ref. Series 2009-C, 5.00% 2020–2022	3,000	3,420
Series 2005-D, 5.00% 2018	2,000	2,230
Series 2008-B, 5.25% 2023	1,000	1,136
Series 2009-B-1, 4.375%–5.00% 2028–2029	4,000	4,219	3.16
Resources Auth.:
Clean Water State Revolving Fund Rev. Bonds:
Series 2007:
4.75% 2021	2,610	2,876
4.75% 2023	2,500	2,714
Series 2008, 5.00% 2028	1,500	1,636
Series 2009, 4.75%–5.00% 2024–2030	5,450	5,951	2.87
Infrastructure Rev. Bonds:
Pooled Fncg. Program:
Series 2006-A, 5.00% 2017	2,105	2,420
Series 2003, 5.00% 2020	1,960	2,148
Series 2008-A, 5.00% 2028	1,570	1,713
Series 2008-B, 5.00% 2027	1,000	1,097
Series 2009-A, 5.00% 2028	1,030	1,133	1.85
Series 2008-B:
5.00% 2023	2,170	2,427
5.00% 2020–2028	2,105	2,347
Pooled Loan Bond Program:
Series 2003-B, AMT, National insured, 5.00% 2016	1,000	1,037
Series A, 5.25% 2014	535	569	1.39
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,256	1.14
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.50% 2026 (preref. 2015)	3,000	3,367
5.625% 2037 (preref. 2015)	2,000	2,357
5.25% 2019 (preref. 2012)	1,640	1,710	1.62
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds:
Series 2008, 5.00% 2040	3,000	3,170
Series 2003-B, 5.00% 2016–2017	2,480	2,743	1.29
Upper Occoquan Sewage Auth.:
Regional Sewerage System Rev. Bonds, Series 2007-B:
4.75% 2034	5,000	5,099
4.75%–5.00% 2030–2041	2,000	2,076
Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured:
5.00% 2023	4,000	4,322
5.15% 2020	1,000	1,170	2.76
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,304.50
Other securities		24,944	5.43
		155,790	33.92

City & County Issuers — 50.18%
Arlington County:
G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018	4,425	5,039
G.O. Public Improvement Bonds, Series 2008:
5.00% 2025	3,000	3,294
5.00% 2024	1,500	1,656
G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,124	2.42
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,918.64
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,193
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,720
Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,033	2.17
Fairfax County: (continued)
Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,753.60
Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A:
4.875% 2036	3,000	2,478
4.75% 2026	2,500	2,206	1.02
Industrial Dev. Auth.:
Health Care Rev. Bonds (Inova Health System Project):
Series 2009-A:
5.50% 2035	3,000	3,131
5.25% 2026	1,000	1,070
Series 2009-C, 5.00% 2025	1,500	1,582
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019	2,500	2,704
5.00% 2011	1,000	1,058
FSA insured, 5.25% 2019	1,000	1,100	2.32
Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,509.76
Water Auth.:
Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,164
Water Rev. Ref. Bonds:
Series 1997, 5.00% 2021	1,000	1,168
Series 2005-B, 5.25% 2019–2026	3,500	4,201	1.42
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,521
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,026
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00%–5.25% 2015–2021	3,500	3,770	1.38
City of Hampton, G.O. Public Improvement Ref. Bonds:
Series 1998:
5.00% 2013	2,240	2,490
5.00% 2014	1,000	1,146
Series 2000, 5.25% 2011	1,000	1,024	1.01
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008:
5.00% 2038	6,000	6,263
5.00% 2025–2033	3,000	3,212	2.06
Henrico County:
Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,194
Water and Sewer System Rev. Ref. Bonds:
Series 2002, 4.625% 2013	580	649
Series 2009, 5.00% 2024	1,000	1,127	1.08
Loudoun County:
G.O. Public Improvement Bonds, Series 2009-A:
5.00% 2020	3,000	3,500
5.00% 2026	1,000	1,121
G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,509
G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,972	2.20
City of Newport News:
G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,101
G.O. General Improvement Ref. Bonds:
Series 2003-A, 5.00% 2010	1,000	1,016
Series 2007-B, 5.25% 2022	1,805	2,157
G.O. Water Bonds, Series 2008-B, 5.00% 2023–2027	3,000	3,310
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023–2024	2,195	2,377	2.17
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,317.50
City of Richmond:
Public Utility Rev. Bonds, Series 2009-A:
5.00% 2035	3,625	3,824
5.00% 2027–2040	2,500	2,647
Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022–2026	1,500	1,562	1.75
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,661.58
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,517
City of Virginia Beach Dev. Auth.,
Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,004	1.85
Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,369.52
City of Virginia Beach:
G.O. Public Improvement Bonds, Series 2001:
5.00% 2012 (preref. 2011)	2,425	2,597
5.00% 2013 (preref. 2011)	2,425	2,597
G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015–2016	3,000	3,270	1.84
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,579.78
Other securities		96,944	21.11
		230,474	50.18

District of Columbia — 7.26%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A:
5.00% 2039	7,000	7,096
5.25% 2044	2,000	2,066	1.99
Metropolitan Washington Airports Auth.:
Airport System Rev. Ref. Bonds:
Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,294
Series 2002-D, AMT, FSA insured, 5.375% 2013–2016	3,995	4,215
Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,002
Series 2004-D, AMT, National insured, 5.00%–5.25% 2012–2019	2,000	2,103
Series 2006-C, FGIC-National insured, 5.00% 2023–2025	3,095	3,286
Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010	1,000	1,009
Airport System Rev. Bonds, AMT:
Series 2001-A, National insured, 5.50% 2014	1,000	1,051
Series 2005-A, National insured, 5.25% 2017	1,000	1,064
Series 2006-A, FSA insured, 5.00% 2032	1,000	986
Series 2007-B, AMBAC insured, 5.00% 2020	1,000	1,025
Series 2008-A, 5.375% 2028	1,825	1,865	4.55
Other securities		3,292.72
		33,354	7.26

Puerto Rico — 3.66%
Other securities		16,821	3.66

Virgin Islands — 1.12%
Public Fin. Auth.:
Rev. and Ref. Bonds (Matching Fund Loan Notes):
Series 2009-A-1, 5.00% 2029	1,500	1,429
Series 2009-B, 5.00% 2025	500	495
Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,920
Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017–2018	1,250	1,289	1.12
		5,133	1.12

Total bonds & notes (cost: $433,764,000)		441,572	96.14

Short-term securities — 2.97%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.21% 2026(1)	500	500.11
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 0.16% 2038(1)	3,000	3,000.65
Industrial Dev. Auth. of Montgomery County, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 0.21% 2035(1)	3,485	3,485.76
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.20% 2030(1)	2,900	2,900.63
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 0.20% 2034(1)	1,500	1,500.33
Other securities		2,275.49
Total short-term securities (cost: $13,660,000)		13,660	2.97

Total investment securities (cost: $447,424,000)		455,232	99.11
Other assets less liabilities		4,066.89

Net assets		$459,298	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax
Auth. = Authority
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at January 31, 2010		unaudited
		(dollars in thousands)
Assets:
Investment securities, at value (cost: $447,424)		$455,232
Cash		387
Receivables for:
Sales of investments	$395
Sales of Fund’s shares	2,821
Interest	5,355	8,571
		464,190
Liabilities:
Payables for:
Purchases of investments	3,620
Repurchases of Fund’s shares	602
Dividends on Fund’s shares	294
Management services	133
Services provided by affiliates	192
Trustees’ deferred compensation	24
Other	27	4,892
Net assets at January 31, 2010		$459,298

Net assets consist of:
Capital paid in on shares of beneficial interest		$452,255
Undistributed net investment income		293
Accumulated net realized loss		(1,058)
Net unrealized appreciation		7,808
Net assets at January 31, 2010		$459,298

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (28,145 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$370,592	22,710	$16.32
Class B	7,811	478	16.32
Class C	35,676	2,186	16.32
Class F-1	33,274	2,039	16.32
Class F-2	11,945	732	16.32

* Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.96.

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2010		unaudited
		(dollars in thousands)
Investment income:
Income:
Interest		$ 9,489
Fees and expenses*:
Investment advisory services	$439
Business management services	343
Distribution services	704
Transfer agent services	44
Administrative services	38
Reports to shareholders	23
Registration statement and prospectus	29
Trustees’ compensation	17
Auditing and legal	6
Custodian	1
State and local taxes	—†
Other	22	1,666
Net investment income		7,823

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		295
Net unrealized appreciation on investments		11,059
Net realized gain and unrealized appreciation on investments		11,354
Net increase in net assets resulting from operations		$19,177

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
		(dollars in thousands)

	Six months ended January 31, 2010*	Year ended July 31, 2009
Operations:
Net investment income	$7,823	$14,144
Net realized gain (loss) on investments	295	(1,315)
Net unrealized appreciation on investments	11,059	2,007
Net increase in net assets resulting from operations	19,177	14,836

Dividends paid or accrued to shareholders from net investment income	(7,811)	(14,106)

Net capital share transactions	21,295	68,101

Total increase in net assets	32,661	68,831

Net assets:
Beginning of period	426,637	357,806
End of period (including undistributed net investment income:
$293 and $281, respectively)	$459,298	$426,637

*Unaudited. See Notes to Financial Statements

Notes to financial statementsunaudited

1. Organization and significant accounting policies

Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

On November 24, 2009, shareholders approved a proposal to reorganize the Trust from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the Trust reserves the right to delay the implementation. Shareholders also approved amendments to the Funds’ Investment Advisory Agreement and amendments to and elimination of certain fundamental investment policies of the Funds.

Each Fund has five share classes, some of which are only available to limited categories of investors. The Funds’ share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

*Class B shares of the Funds are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Net asset value — The Funds generally determine their net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprie-tary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Because the Funds invest in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of such state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

The values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the Funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Additionally, longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

3. Taxation and distributions

Federal income taxation — The Funds comply with the requirements under Sub-chapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended January 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2005.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of July 31, 2009, the components of distributable earnings on a tax basis were as follows:

Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 317
Capital loss carryforwards*:
Expiring 2014	$ (49)
Expiring 2016	(43)
Expiring 2017	(1,172)	(1,264)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009) †		(4,480)
* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

Virginia	(dollars in thousands)
Undistributed tax-exempt income		$309
Capital loss carryforwards*:
Expiring 2012	$ (1)
Expiring 2015	(5)
Expiring 2016	(35)	(41)
Post-October capital loss deferrals (realized during the period November 1, 2008 through July 31, 2009)†		(1,312)
* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
† These deferrals are considered incurred in the subsequent year.

As of January 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

Maryland	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 12,955
Gross unrealized depreciation on investment securities	(11,028)
Net unrealized appreciation on investment securities	1,927
Cost of investment securities	378,468

Virginia	(dollars in thousands)
Gross unrealized appreciation on investment securities	$ 17,006
Gross unrealized depreciation on investment securities	(8,900)
Net unrealized appreciation on investment securities	8,106
Cost of investment securities	447,126

Tax-exempt income distributions paid or accrued to shareholders were as follows
(dollars in thousands):

Maryland
Share class	Six months ended January 31, 2010	Year ended July31,2009
Class A	$5,202	$10,421
Class B	137	371
Class C	487	951
Class F-1	372	766
Class F-2	194	69
Class R-5*	—	179
Total	$6,392	$12,757

Virginia
Share class	Six months ended January 31, 2010	Year ended July 31, 2009
Class A	$6,450	$11,790
Class B	122	283
Class C	471	744
Class F-1	555	1,069
Class F-2	213	134
Class R-5*	—	86
Total	$7,811	$14,106

* Class R-5 shares were available through June 29, 2009 when their operation ceased.

4. Fees and transactions with related parties

Business management services — The Funds have a Business Management Agreement with Washington Management Corporation (WMC). Under this agreement, WMC provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2010, the business management services fee was $288,000 and $343,000, which was equivalent to an annualized rate of 0.154% and 0.153% of average daily net assets for the Maryland and Virginia Funds, respectively. During the six months ended January 31, 2010, WMC paid the Maryland and Virginia Funds’ investment adviser $1,051,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (parent company of WMC), earned $16,000 and $13,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Distributors,(R) Inc. (AFD), the principal underwriter of the Funds’ shares, and American Funds Service Company(R) (AFS), the Funds’ transfer agent. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2010, the investment advisory services fee was $368,000 and $439,000, which was equivalent to an annualized rate of 0.197% and 0.196% of average daily net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class F-2. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to -compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2010, unreimbursed expenses subject to reimbursement totaled $242,000 for the Maryland Fund and $460,000 for the Virginia Fund.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the six months ended January 31, 2010, were as follows (dollars in thousands):

Maryland
Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$371	$38	Not applicable	Not applicable
Class B	49	1	Not applicable	Not applicable
Class C	178	Included in administrative services	$13	$1
Class F-1	26		13	1
Class F-2	Not applicable		5	—*
Total	$624	$39	$31	$2

* Amount less than one thousand.

Virginia
Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services
Class A	$453	$43	Not applicable	Not applicable
Class B	43	1	Not applicable	Not applicable
Class C	170	Included in administrative services	$12	$1
Class F-1	38		17	1
Class F-2	Not applicable		7	—*
Total	$704	$44	$36	$2

* Amount less than one thousand.

Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $17,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $14,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $3,000 for each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers and all interested trustees of the Trust are affiliated with WMC. Officers and affiliated trustees do not receive compensation directly from the Funds.

5. Disclosure of fair value measurements

The Funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the Funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2010, all of the investment securities held by each Fund were classified as Level 2.

6. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2010
Class A	$26,571	1,735	$3,901	254	$(19,100)	(1,245)	$11,372	744
Class B	25	2	100	6	(2,168)	(142)	(2,043)	(134)
Class C	7,714	503	363	24	(3,136)	(205)	4,941	322
Class F-1	2,779	182	298	19	(2,832)	(184)	245	17
Class F-2	4,681	303	158	10	(883)	(57)	3,956	256
Total net increase (decrease)	$41,770	2,725	$4,820	313	$(28,119)	(1,833)	$18,471	1,205

Year ended July 31, 2009
Class A	$70,535	4,877	$7,907	547	$(60,270)	(4,223)	$18,172	1,201
Class B	773	54	282	19	(3,148)	(217)	(2,093)	(144)
Class C	10,189	703	720	50	(8,089)	(562)	2,820	191
Class F-1	9,059	627	598	41	(8,623)	(606)	1,034	62
Class F-2	7,585	520	54	4	(175)	(12)	7,464	512
Class R-5†	—	—	140	10	(6,244)	(434)	(6,104)	(424)
Total net increase (decrease)	$98,141	6,781	$9,701	671	$(86,549)	(6,054)	$21,293	1,398

* Includes exchanges between share classes of the Fund.
† Class R-5 shares were available through June 29, 2009 when their operation ceased.

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2010
Class A	$36,568	2,248	$5,148	316	$(27,087)	(1,664)	$14,629	900
Class B	68	4	94	5	(1,740)	(107)	(1,578)	(98)
Class C	6,753	415	395	24	(3,215)	(197)	3,933	242
Class F-1	5,263	324	416	26	(2,296)	(142)	3,383	208
Class F-2	1,583	97	186	12	(841)	(52)	928	57
Total net increase (decrease)	$50,235	3,088	$6,239	383	$(35,179)	(2,162)	$21,295	1,309

Year ended July 31, 2009
Class A	$118,070	7,622	$9,298	600	$ (76,693)	(4,997)	$50,675	3,225
Class B	1,687	109	226	15	(3,001)	(194)	(1,088)	(70)
Class C	13,500	868	622	40	(5,583)	(364)	8,539	544
Class F-1	17,216	1,110	875	56	(15,589)	(1,012)	2,502	154
Class F-2	12,182	784	110	7	(1,829)	(116)	10,463	675
Class R-5	3,363	217	74	5	(6,427)	(419)	(2,990)	(197)
Total net increase (decrease)	$166,018	10,710	$11,205	723	$(109,122)	(7,102)	$68,101	4,331

* Includes exchanges between share classes of the Fund.
  Class R-5 shares were available through June 29, 2009 when their operation ceased.

7. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities of $39,442,000 and $47,064,000 and sales of investment securities of $10,269,000 and $23,532,000, respectively, during the six months ended January 31, 2010. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland

Financial highlights1

			Income (loss) from investment operations2
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return 3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:	Six months ended 1/31/2010(5)	$14.95	$.27	$.48	$.75	$(.27)	$15.43	5.05%	$301	.68%6	.68%6	3.52%6
	Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
	Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
	Year ended 7/31/2007	15.87	.62	(.11)	.51	(.62)	15.76	3.26	233.70		.66	3.91
	Year ended 7/31/2006	16.13	.62	(.26)	.36	(.62)	15.87	2.27	197.72		.69	3.86
	Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	16.13	5.12	171.71		.69	3.84
Class B:	Six months ended 1/31/2010(5)	14.95	.21	.48	.69	(.21)	15.43	4.66	9	1.436	1.436	2.786
	Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
	Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
	Year ended 7/31/2007	15.87	.51	(.11)	.40	(.51)	15.76	2.50	16	1.45	1.42	3.17
	Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	15.87	1.52	18	1.48	1.44	3.12
	Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	16.13	4.35	18	1.47	1.44	3.09
Class C:	Six months ended 1/31/2010(5)	14.95	.21	.48	.69	(.21)	15.43	4.64	38	1.476	1.476	2.726
	Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
	Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
	Year ended 7/31/2007	15.87	.50	(.11)	.39	(.50)	15.76	2.44	28	1.51	1.47	3.10
	Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	15.87	1.46	25	1.53	1.49	3.06
	Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	16.13	4.22	23	1.59	1.56	2.97
Class F-1:	Six months ended 1/31/2010(5)	14.95	.26	.48	.74	(.26)	15.43	5.00	22.776		.776	3.436
	Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
	Year ended 7/31/2008	15.76	.60	(.60)	—7	(.60)	15.16	.02	20.76		.72	3.89
	Year ended 7/31/2007	15.87	.61	(.11)	.50	(.61)	15.76	3.17	14.78		.74	3.82
	Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	15.87	2.19	9.80		.77	3.77
	Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	16.13	4.98	6.84		.82	3.72
Class F-2:	Six months ended 1/31/2010(5)	14.95	.28	.48	.76	(.28)	15.43	5.13	12.516		.516	3.676
	Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Six months ended January 31, 2010(5)	Year ended July 31
		2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	3%	14%	5%	9%	5%	5%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Unaudited.
6 Annualized.
7 Amount less than $.01.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights1

			Income from investment operations2
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return 3,4	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers4	Ratio of net income to average net assets4
Class A:	Six months ended 1/31/2010(5)	$15.90	$.29	$.42	$.71	$(.29)	$16.32	4.50%	$370	.67%6	.67%6	3.57%6
	Year ended 7/31/2009	15.90	.59	—7.59		(.59)	15.90	3.88	347.68		.66	3.81
	Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
	Year ended 7/31/2007	16.35	.62	(.05)	.57	(.62)	16.30	3.51	264.69		.65	3.77
	Year ended 7/31/2006	16.63	.61	(.28)	.33	(.61)	16.35	2.03	228.71		.67	3.70
	Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	16.63	4.59	210.69		.67	3.62
Class B:	Six months ended 1/31/2010(5)	15.90	.23	.42	.65	(.23)	16.32	4.11	8	1.426	1.426	2.836
	Year ended 7/31/2009	15.90	.48	—7.48		(.48)	15.90	3.12	9	1.43	1.41	3.08
	Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
	Year ended 7/31/2007	16.35	.50	(.05)	.45	(.50)	16.30	2.75	12	1.45	1.41	3.02
	Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	16.35	1.28	13	1.46	1.42	2.95
	Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	16.63	3.82	13	1.45	1.43	2.87
Class C:	Six months ended 1/31/2010(5)	15.90	.23	.42	.65	(.23)	16.32	4.08	36	1.476	1.476	2.766
	Year ended 7/31/2009	15.90	.47	—7.47		(.47)	15.90	3.07	31	1.47	1.46	3.00
	Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
	Year ended 7/31/2007	16.35	.49	(.05)	.44	(.49)	16.30	2.69	17	1.50	1.46	2.96
	Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	16.35	1.23	15	1.51	1.47	2.90
	Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	16.63	3.70	16	1.57	1.55	2.75
Class F-1:	Six months ended 1/31/2010(5)	15.90	.29	.42	.71	(.29)	16.32	4.45	33.746		.746	3.486
	Year ended 7/31/2009	15.90	.58	—7.58		(.58)	15.90	3.80	29.76		.74	3.72
	Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
	Year ended 7/31/2007	16.35	.61	(.05)	.56	(.61)	16.30	3.43	17.77		.73	3.69
	Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	16.35	1.96	13.78		.74	3.62
	Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	16.63	4.46	9.82		.80	3.50
Class F-2:	Six months ended 1/31/2010(5)	15.90	.30	.42	.72	(.30)	16.32	4.58	12.516		.516	3.726
	Year ended 7/31/2009	15.90	.62	—7.62		(.62)	15.90	4.05	11.51		.51	3.86

	Six months ended January 31, 2010(5)	Year ended July 31
		2009	2008	2007	2006	2005
Portfolio turnover rate for all classes of shares	6%	10%	8%	11%	4%	13%

1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
2 Based on average shares outstanding.
3 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
4 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services.
5 Unaudited.
6 Annualized.
7 Amount less than $.01.

See Notes to Financial Statements

Expense example unaudited

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2009 through January 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides -information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before -expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account -balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 8/1/2009	Ending account value 1/31/2010	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,050.47	$3.51	.68%
Class A — assumed 5% return	1,000.00	1,021.78	3.47	.68
Class B — actual return	1,000.00	1,046.62	7.38	1.43
Class B — assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class C — actual return	1,000.00	1,046.39	7.58	1.47
Class C — assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class F-1 — actual return	1,000.00	1,050.01	3.98	.77
Class F-1 — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class F-2 — actual return	1,000.00	1,051.34	2.64	.51
Class F-2 — assumed 5% return	1,000.00	1,022.63	2.60	.51

The Tax-Exempt Fund of Virginia
	Beginning account value 8/1/2009	Ending account value 1/31/2010	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,044.97	$3.45	.67%
Class A — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class B — actual return	1,000.00	1,041.12	7.31	1.42
Class B — assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class C — actual return	1,000.00	1,040.84	7.56	1.47
Class C — assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class F-1 — actual return	1,000.00	1,044.55	3.81	.74
Class F-1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class F-2 — actual return	1,000.00	1,045.75	2.63	.51
Class F-2 — assumed 5% return	1,000.00	1,022.63	2.60	.51

*The "expenses paid during period" are equal to the "annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Fund of Maryland

Other share class results unaudited

Classes B, C and F

Figures shown are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares* — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	9.92%	1.79%	3.78%
Not reflecting CDSC	14.92	2.14	3.78
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	13.87	2.08	3.11
Not reflecting CDSC	14.87	2.08	3.11
Class F-1 shares? — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	15.65	2.80	3.73
Class F-2 shares? — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	15.95	—	5.16
* These shares are not available for purchase. ? These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table on pages 34 and 35 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the Fund’s prospectus.

The Tax-Exempt Fund of Virginia

Other share class resultsunaudited

Classes B, C and F
Figures shown are past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2009 (the most recent calendar quarter-end):

	1 year	5 years	Life of class
Class B shares* — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	6.73%	2.13%	4.00%
Not reflecting CDSC	11.73	2.48	4.00
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.67	2.42	3.21
Not reflecting CDSC	11.67	2.42	3.21
Class F-1 shares? — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	12.46	3.16	3.77
Class F-2 shares? — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	12.73	—	5.77
* These shares are not available for purchase. ? These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The Fund’s investment adviser and business manager each waived a portion of their management fees from September 1, 2004 through December 31, 2008. Fund results shown reflect the waivers, without which they would have been lower. See the Financial Highlights table on pages 36 and 37 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the Fund’s prospectus.

Results of meeting of shareholders held November 24, 2009
Shares outstanding (all classes) on record date (August 28, 2009):	50,703,694
Total shares voting on November 24, 2009:	36,377,606	(71.7% of shares outstanding)

Election of Board of Trustees
Trustee	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Nariman Farvardin	35,368,949	97.2%	1,008,657	2.8%
Barbara Hackman Franklin	35,368,301	97.2	1,009,305	2.8
R. Clark Hooper	35,366,087	97.2	1,011,519	2.8
James H. Lemon, Jr.	35,364,466	97.2	1,013,140	2.8
James C. Miller III	35,368,897	97.2	1,008,709	2.8
Donald L. Nickles	35,369,491	97.2	1,008,115	2.8
J. Knox Singleton	35,346,173	97.2	1,031,433	2.8
Jeffrey L. Steele	35,366,694	97.2	1,010,912	2.8

To approve an Agreement and Plan of Reorganization	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining	Percent of outstanding shares abstaining
The American Funds Tax-Exempt Series I	25,980,878	51.2%	921,905	1.8%	9,474,823*	18.7%

To update the Fund’s fundamental investment policies regarding:	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining	Percent of shares abstaining
The Tax-Exempt Fund of Maryland
Borrowing	11,592,406	69.1%	719,343	4.3%	4,451,754*	26.6%
Issuance of senior securities	11,660,523	69.6	620,246	3.7	4,482,734*	26.7
Underwriting	11,646,723	69.5	656,528	3.9	4,460,252*	26.6
Investments in real estate or commodities	11,551,069	68.9	776,360	4.6	4,436,074*	26.5
Lending	11,552,566	68.9	759,991	4.5	4,450,946*	26.6
Industry concentration	11,622,505	69.3	622,266	3.7	4,518,732*	27.0
Investing in tax-exempt securities	11,761,439	70.1	583,550	3.5	4,418,514*	26.4
Elimination of certain policies	11,609,507	69.3	676,684	4.0	4,477,312*	26.7
The Tax-Exempt Fund of Virginia
Borrowing	14,194,489	72.4	415,478	2.1	5,004,136*	25.5
Issuance of senior securities	14,181,402	72.3	405,405	2.1	5,027,296*	25.6
Underwriting	14,153,904	72.2	426,073	2.2	5,034,126*	25.7
Investments in real estate or commodities	14,067,030	71.7	511,457	2.6	5,035,616*	25.7
Lending	14,079,754	71.8	471,742	2.4	5,062,607*	25.8
Industry concentration	14,180,532	72.3	390,295	2.0	5,043,276*	25.7
Investing in tax-exempt securities	14,312,031	72.9	309,082	1.6	4,992,990*	25.5
Elimination of certain policies	14,141,585	72.1	430,096	2.2	5,042,422*	25.7
To approve a policy allowing CRMC to appoint subsidiary advisers for the Fund’s day-to-day investment management without additional shareholder approval
The Tax-Exempt Fund of Maryland	11,473,880	68.4	768,038	4.6	4,521,585*	27.0
The Tax-Exempt Fund of Virginia	13,940,920	71.1	513,864	2.6	5,159,319*	26.3
To approve amendments to the Fund’s Investment Advisory Agreement with CRMC
The Tax-Exempt Fund of Maryland	11,557,617	68.9	660,617	4.0	4,545,269*	27.1
The Tax-Exempt Fund of Virginia	13,964,000	71.2	459,080	2.3	5,191,023*	26.5

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the Fund
The Tax-Exempt Fund of Maryland	11,370,043	67.8	808,214	4.8	4,585,246*	27.4
The Tax-Exempt Fund of Virginia	13,667,228	69.7	708,586	3.6	5,238,289*	26.7
*Includes broker non-votes.

Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2402

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90017-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ summary prospectus and prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Procedures and Principles" — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2010 portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-970–0310P (S20711)

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2.  Code of Ethics.

Not applicable to this filing.

ITEM 3.  Audit Committee Financial Expert.

Not applicable to this filing.

ITEM 4.  Principal Accountant Fees and Services.

Not applicable to this filing.

ITEM 5.  Audit Committee of Listed Registrants.

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  Investments.

The full schedule of investments for each Fund is included herein.

The Tax-Exempt Fund of Maryland®
Investment portfolio
January 31, 2010		unaudited

	Principal amount	Value
Bonds & notes — 95.69%	(000)	(000)

MARYLAND — 89.43%
STATE ISSUERS — 47.63%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,007
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2007-A, AMT, 4.85% 2037	1,300	1,218
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	903
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	2,780	2,878
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series D, AMT, 4.65% 2022	1,000	1,003
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	1,450	1,480
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,070
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,633
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2015	2,000	2,158
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,925
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,633
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,865	2,052
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	960
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	2,898
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	2,979
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,007
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	986
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	980
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026	1,000	944
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,355	3,545
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,190	2,309
G.O. Bonds, State and Local Facs. Loan of 2003, First Series A, Capital Improvement Bonds, 5.25% 2016	1,500	1,772
G.O. Bonds, State and Local Facs. Loan of 2007, Second Series, 5.00% 2010	4,000	4,097
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,283
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2023	2,000	2,255
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,108
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series A, 5.00% 2021	2,000	2,319
G.O. Bonds, State and Local Facs. Loan of 2009, Third Series C, Ref. Bonds, 5.00% 2020	750	886
G.O. Bonds, State and Local Facs., Second Series B, 5.00% 2020	3,000	3,495
Health and Higher Educational Facs. Auth., FHA Insured Mortgage Rev. Bonds, Western Maryland Health System Issue, Series 2006-A, National insured, 5.00% 2024	2,000	2,035

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. – Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	$1,640	$1,007
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	880	783
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue), Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,112
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2010, 5.00% 2040	2,000	1,916
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028	1,000	1,003
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	960
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,457
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	900
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,155
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	925	983
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,036
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,332
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,065
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,061
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,013
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012 (escrowed to maturity)	1,000	1,100
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,824
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,159
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	2,884
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,031
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	982
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,493
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	3,681
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	1,410	1,547
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	2,000	2,328
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,018
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,178
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	840
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,312
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,045
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,000	4,041
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,075
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	1,971
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,277
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	996
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,546
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	959
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	525	544
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	995

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	$1,000	$1,081
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	2,072
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,500	1,655
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,796
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,011
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	917
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	1,045
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020	1,375	1,444
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,392
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,705
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,743
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,101
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,762
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,163
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2020	2,000	2,275
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,096
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,826
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,726
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,174
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, FSA insured, 5.00% 2021	3,000	3,358
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,745
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2022	1,000	1,113
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,475
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,142
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,134
University System, Auxiliary Fac. and Tuition Rev. Bonds, Ref. Series 2009-D, 4.00% 2020	2,000	2,125
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,036
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,218
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2008-A, 5.00% 2022	1,500	1,683
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2009-A, 4.00% 2022	1,000	1,042
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022 (preref. 2012)	2,000	2,193
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,414
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,847
		181,948

CITY & COUNTY ISSUERS — 41.80%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	1,866
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,969	1,595
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	2,960	2,219
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,824
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,710
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	2,250	2,631
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	548
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,600
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,297
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,474
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,096
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,440	1,513
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	695	703
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,060
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,699
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,176

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	$3,000	$3,334
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,607
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020	1,000	1,066
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033	700	665
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,541
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	1,751
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	960
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	953
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	922
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,633
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,447
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,200
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,544
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,281
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 2007-B, AMBAC insured, 4.50% 2032	1,000	1,026
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	1,500	1,662
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,194
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,207
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	500	518
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.00% 2026	1,255	1,277
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009, Series B, 4.25% 2028	1,000	1,028
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,110
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,379
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021	2,005	2,276
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2022	1,000	1,126
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024	2,545	2,830
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,206
Frederick County, Educational Facs. Rev. Bonds (Mount Saint Mary’s University), Series 2007, 4.50% 2025	1,000	846
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)	1,000	1,051
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,000
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	500	460
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,408	1,341
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	901
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	2,827
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,760
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,080
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,378
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	858
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	224
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,165
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,641
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	1,885
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	708
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,227
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 2007-D, AMT, 5.50% 2038	870	894

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	$1,000	$1,081
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,169
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	5,040	5,918
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,170
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,253
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,585
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,619
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,120
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,995	1,931
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	734
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,625	1,662
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,522
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,053
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	955	955
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	210	215
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized – Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,018
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, National insured, 5.00% 2014	1,500	1,664
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2003-A, 5.00% 2019 (preref. 2013)	2,000	2,289
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	3,500	3,925
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,105
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,900	1,880
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	2,972
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	731
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,604
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,433
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	870
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,686	2,921
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	1,061
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,509
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,845
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019 (preref. 2015)	1,000	1,168
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)	3,000	3,165
Westminster, Educational Facs. Rev. Bonds (McDaniel College, Inc.), Series 2006, 4.50% 2036	3,000	2,530
		159,677

DISTRICT OF COLUMBIA — 1.15%
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,208
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,168
		4,376

PUERTO RICO — 4.35%
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,000
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,088
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.688% 20291	1,500	1,063
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,042
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	506

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

PUERTO RICO (continued)
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	$1,900	$2,050
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,959
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	57
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	455	571
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,481
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	641
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	2,000	2,147
		16,605

VIRGIN ISLANDS — 0.76%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	989
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,920
		2,909

Total bonds & notes (cost: $363,765,000)		365,515

Short-term securities — 3.90%

Economic Dev. Corp., Econ. Dev. Rev. Ref. Bonds (United States Pharmacopeial Convention, Inc. Project), Series 2008-A, 0.20% 20381	1,750	1,750
Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D, 0.21% 20291	180	180
Health and Higher Educational Facs. Auth., Rev. Bonds (Goucher College Issue), Series 2007, 0.21% 20371	500	500
Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue), Series 2008, 0.19% 20351	5,500	5,500
Health and Higher Educational Facs. Auth., Rev. Bonds (Upper Chesapeake Hospitals Issue), Series 2008-A, 0.18% 20431	1,500	1,500
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.23% 20261	5450	5,450

Total short-term securities (cost: $14,880,000)		14,880

Total investment securities (cost: $378,645,000)		380,395
Other assets less liabilities		1,572

Net assets		$381,967

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

The Tax-Exempt Fund of Virginia®
Investment portfolio
January 31, 2010		unaudited

	Principal amount	Value
Bonds & notes — 96.14%	(000)	(000)

VIRGINIA — 84.10%
STATE ISSUERS — 33.92%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project), Series 2009, 5.00% 2021	$2,000	$2,276
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2025	1,500	1,661
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2009-A, 5.00% 2029	1,000	1,082
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	3,000	3,483
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	796
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,136
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,709
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026	4,000	3,587
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029	1,000	872
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,042
College Building Auth., Educational Facs. Rev. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,362
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,174
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,209
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,098
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	2,020
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,346
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2002, 5.00% 2011	1,000	1,075
Commonwealth Transportation Board, Transportation Program and Transportation Rev. Ref. Bonds (U.S. Route 58 Corridor Dev. Program), Series 2006-C, 5.00% 2023	2,000	2,178
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,317
G.O. Bonds, Series 2008-B, 5.00% 2020	2,000	2,300
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,268
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,293
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-1, AMT, 4.90% 2020	3,200	3,285
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.20% 2021	2,000	2,071
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A, Subseries A-5, AMT, 5.60% 2026	2,000	2,122
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	1,899
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	835
Housing Dev. Auth., Rental Housing Bonds, Series 2006-B, AMT, 4.55% 2023	1,260	1,240
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,014
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,014
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,073
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,994
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2005-A, AMT, FSA insured, 5.25% 2020	1,000	1,032
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,189
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	936

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, FSA insured, 5.00% 2027	$1,000	$1,010
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	3,000	3,357
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,199
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2029	500	543
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,161
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	3,011
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,181
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-A, 5.00% 2019	1,000	1,162
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2020	1,000	1,152
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2009-C, 5.00% 2022	2,000	2,268
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,230
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,136
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 5.00% 2028	2,000	2,187
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,032
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014 (preref. 2012)	1,000	1,102
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	2,876
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,714
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,636
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 4.75% 2024	700	751
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	1,934
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,637
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,629
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,960	2,148
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,420
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,713
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,097
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,133
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	46
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	1,105	1,260
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,427
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,087
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, National insured, 5.00% 2016	1,000	1,037
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series A, 5.25% 2014	535	569
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,106
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series A, 5.25% 2014 (preref. 2011)	925	991
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	1,944
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,256
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	1,640	1,710
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2015)	3,000	3,367
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,357
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,107
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,636
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,170
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2030	1,000	1,034
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	5,000	5,099
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 5.00% 2041	1,000	1,042
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.15% 2020	1,000	1,170
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005, FSA insured, 5.00% 2023	4,000	4,322
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,304
		155,790
CITY & COUNTY ISSUERS — 50.18%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,825

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2007, 5.00% 2031	$1,000	$894
Industrial Dev. Auth. of Amelia County, Solid Waste Disposal Rev. and Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 4.80% 2027 (put 2010)	1,000	1,003
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	978
Arlington County, G.O. Public Improvement and Ref. Bonds, Series 2006, 5.00% 2018	4,425	5,039
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024	1,500	1,656
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025	3,000	3,294
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,124
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,918
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	985
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,696
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,208
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,130
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,043
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,193
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,720
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,033
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,742
Fairfax County, Public Improvement Bonds, Series 2007-A, 5.00% 2012	2,000	2,191
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	2,753
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,206
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	3,000	2,478
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,070
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,131
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,582
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,058
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,704
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	1,000	1,100
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,509
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, AMT, 5.05% 2010	190	190
Fairfax County Water Auth., Water Rev. and Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,164
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,168
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,181
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2023	1,000	1,202
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,818
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,521
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.00% 2015	1,500	1,634
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. and Ref. Bonds (MediCorp Health System Obligated Group), Series 2007, 5.25% 2021	2,000	2,136
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group), Series 2006, 5.25% 2025	1,000	1,026
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,440	1,936

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	$1,000	$1,095
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,622
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,490
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,146
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,024
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,292
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2025	1,000	1,096
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2033	2,000	2,116
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2008, 5.00% 2038	6,000	6,263
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.50% 2010	1,375	1,409
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,500	1,680
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital), Series 2006, AMBAC insured, 4.00% 2018	1,170	1,144
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	589
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021	500	574
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2026	500	557
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 4.75% 2028	1,000	1,083
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2027	1,000	875
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2006, 5.00% 2035	1,850	1,536
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,194
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	649
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,127
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	1,011
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	42	42
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	413	409
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006, FSA insured, 5.00% 2021	1,000	1,090
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,143
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	650
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,390	2,247
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	1,884
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,972
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,500
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2026	1,000	1,121
Loudoun County, G.O. Ref. Bonds, Series 2009-B, 5.00% 2020	3,000	3,509
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,248
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	556
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of Lynchburg), Series 2007, 5.00% 2031	500	447
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, FSA insured, 5.00% 2025	1,000	1,096
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	1,898
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,319
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,067
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,101
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	1,000	1,016

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2007-B, 5.25% 2022	$1,805	$2,157
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,223
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2027	1,000	1,087
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023	1,110	1,205
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024	1,085	1,172
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,317
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2014	1,485	1,531
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC-National insured, 5.375% 2015	1,565	1,605
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	1,873
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,128
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Bonds (Virginia Capital Projects), Series 2007, AMBAC insured, 5.00% 2020	1,110	1,196
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,043
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,772
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,181	2,091
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project), Series 2007, 5.10% 2021	2,000	1,875
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,087
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,081
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2022	500	530
City of Richmond, Public Utility Rev. and Ref. Bonds, Series 2007-A, FSA insured, 4.50% 2026	1,000	1,032
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2027	1,000	1,082
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2035	3,625	3,824
City of Richmond, Public Utility Rev. Bonds, Series 2009-A, 5.00% 2040	1,500	1,565
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC-National insured, 5.25% 2012	1,000	1,087
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,251
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,090
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2023	1,460	1,590
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008, Assured Guaranty insured, 5.00% 2032	1,500	1,550
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, National insured, 5.50% 2015	2,500	2,661
City of Salem, G.O. Public Improvement Ref. Bonds, Series 2007-A, 4.50% 2027	1,050	1,082
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	7,517
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,004
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,024
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,051
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,369
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,635
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,150
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,253
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,106
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,635
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,635
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,597
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,597
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,578
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,168
Industrial Dev. Auth. of Washington County, Hospital Rev. Bonds (Mountain States Health Alliance), Series 2009-C, 7.75% 2038	2,000	2,288
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,400	1,337

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2022	$1,215	$1,289
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, National insured, 5.00% 2023	1,275	1,346
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2007, 5.00% 2026	1,250	1,300
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group), Series 2009-E, 5.625% 2044	1,300	1,321
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	970
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	934
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	878
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,579
		230,474

DISTRICT OF COLUMBIA — 7.26%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	7,000	7,096
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	2,000	2,066
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,208
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,084
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, National insured, 5.25% 2010	1,000	1,009
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, National insured, 5.50% 2014	1,000	1,051
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,064
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	986
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,025
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	1,865
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,075
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,062
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,078
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,002
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.25% 2012	1,000	1,083
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,020
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,294
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,095
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2025	1,130	1,191
		33,354

PUERTO RICO — 3.66%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,046
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	1,000	1,000
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,089
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, FSA insured, 0.688% 20291	2,500	1,772
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,161
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	1,200	1,197
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,900	2,050
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	1,675	1,681
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,040	1,146
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,481
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,198
		16,821

		unaudited

	Principal amount	Value
Bonds & notes	(000)	(000)

VIRGIN ISLANDS — 1.12%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	$1,500	$1,429
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	495
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,750	1,920
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	776
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	513
		5,133

Total bonds & notes (cost: $433,764,000)		441,572

Short-term securities — 2.97%

Industrial Dev. Auth. of City of Charlottesville, Educational Facs. Rev. Bonds (University of Virginia Foundation Projects), Series 2006-A, 0.18% 20371	1,025	1,025
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.21% 20261	500	500
Industrial Dev. Auth. of King George County, Demand Exempt Facility Rev. Bonds (Birchwood Power Partners, L.P. Project), Series 1994-B, AMT, 0.26% 20241	750	750
Industrial Dev. Auth. of Loudoun County, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 0.16% 20381	3,000	3,000
Industrial Dev. Auth. of Montgomery County, Rev. Bonds (Virginia Tech Foundation), Series 2005-A, 0.21% 20351	3,485	3,485
Norfolk Redev. and Housing Auth., Demand Rev. Bonds (E2F Student Housing I, LLC Project), Series 2005, 0.21% 20341	500	500
Small Business Fncg. Auth., Demand Rev. and Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, 0.20% 20301	2,900	2,900
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 0.20% 20341	1,500	1,500

Total short-term securities (cost: $13,660,000)		13,660

Total investment securities (cost: $447,424,000)		455,232
Other assets less liabilities		4,066

Net assets		$459,298

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

ITEM 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the Registrant within the meaning of the Investment Company Act of 1940.  The Committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees.  While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board.  Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11.  Controls and Procedures.
(a)    The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)    There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.  Exhibits.

(a)    Not applicable to this filing.
(b)   The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele
     Jeffrey L. Steele, President and Principal Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and
Principal Executive Officer

Date: March 29, 2010

By /s/ Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
Vice President and Treasurer

Date: March 29, 2010